Document and Entity Information	Sep. 22, 2026
Cover [Abstract]
Entity Registrant Name	EQT Private Equity Company LLC
Amendment Flag	false
Entity Central Index Key	0002032020
Document Type	8-K
Document Period End Date	Sep. 22, 2026
Entity Incorporation State Country Code	DE
Entity File Number	000-56683
Entity Tax Identification Number	99-3903361
Entity Address, Address Line One	245 Park Avenue
Entity Address, Address Line Two	34th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10167
City Area Code	(917)
Local Phone Number	281-0850
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false